Significant Accounting Policies (Details) - Schedule of Preferred Stock and Common Stock Equivalents - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Debts [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	11,559,098	11,034,773	8,230,248
Make-Whole Liability [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	32,500	32,500	795,470
Warrant [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	605,690	604,282	771,144
Preferred Stocks [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total		651,041	651,041
Total [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total		12,322,596	10,447,903